Offerings	Jun. 17, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	1.a. Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder. 1.b. Information regarding the amount registered and proposed maximum offering price per unit is not required to be included pursuant to Instruction 2.A(ii)(b) of Item 16(b) of Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). 1.c. We are registering hereunder such indeterminate number of each identified class of securities up to a proposed aggregate offering price of $200,000,000, which may be offered by us for U.S. dollars or the equivalent thereof in foreign currencies, currency units or composite currencies from time to time in unspecified numbers and at indeterminate prices, and as may be issued upon conversion, exercise or exchange of any securities registered hereunder, including any applicable anti-dilution provisions. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. In addition, pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. 1.d. The $200,000,000 of securities registered hereunder are being carried forward from Registration Statement No. 333-271638, which we initially filed on May 4, 2023, and was declared effective on June 21, 2023 (the "2023 Registration Statement"), and consist of the following: (i) $85,000,000 of unsold securities originally registered under Registration Statement No. 333-237791, which we initially filed on April 22, 2020, and was declared effective on May 5, 2020 (the "2020 Registration Statement"); and (ii) $115,000,000 of unsold securities originally registered under the 2023 Registration Statement. An aggregate of $65,000,000 of securities were sold under the 2020 Registration Statement, leaving a balance of $85,000,000 of unsold securities that were carried forward to the 2023 Registration Statement, in respect of which we paid a registration fee of $11,033 (based on the filing fee rate in effect at the time of the filing of the 2020 Registration Statement). No securities have been sold under the 2023 Registration Statement, leaving an additional $115,000,000 of unsold securities, in respect of which we paid a registration fee of $12,673 (based on the filing fee rate in effect at the time of the filing of the 2023 Registration Statement). Accordingly, no registration fee is being paid herewith. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the unsold securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-271638
Carry Forward Initial Effective Date	Jun. 21, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-271638
Carry Forward Initial Effective Date	Jun. 21, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-271638
Carry Forward Initial Effective Date	Jun. 21, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-271638
Carry Forward Initial Effective Date	Jun. 21, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-271638
Carry Forward Initial Effective Date	Jun. 21, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-271638
Carry Forward Initial Effective Date	Jun. 21, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-271638
Carry Forward Initial Effective Date	Jun. 21, 2023
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-271638
Carry Forward Initial Effective Date	Jun. 21, 2023
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-271638
Carry Forward Initial Effective Date	Jun. 21, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 23,706.00